N-4	Aug. 27, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Aug. 27, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Effective September 1, 2026, the APPENDIX: FIXED OPTIONS AVAILABLE UNDER THE CONTRACT is amended to reflect a new Minimum Guaranteed Interest Rate for contracts issued on or after September 1, 2026:

Name	Term	Minimum Guaranteed Interest Rate
DCA Plus Fixed Option (unregistered fixed option)	6 months*	2.95%
DCA Plus Fixed Option (unregistered fixed option)	12 months*	2.95%

* 6 or 12 month terms are currently offered. However, DCA Plus provides a way to transfer amounts monthly from the DCA Plus Fixed Option to one or more Variable Investment Option(s) currently over a period of up to 24 months, depending on what Guarantee Terms we offer. Please contact us for the Guarantee Terms currently available.

Variable Option [Line Items]
Prospectuses Available [Text Block]	Effective September 1, 2026, the APPENDIX: FIXED OPTIONS AVAILABLE UNDER THE CONTRACT is amended to reflect a new Minimum Guaranteed Interest Rate for contracts issued on or after September 1, 2026:
Fixed Option [Line Items]
Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate
DCA Plus Fixed Option (unregistered fixed option)	6 months*	2.95%
DCA Plus Fixed Option (unregistered fixed option)	12 months*	2.95%

* 6 or 12 month terms are currently offered. However, DCA Plus provides a way to transfer amounts monthly from the DCA Plus Fixed Option to one or more Variable Investment Option(s) currently over a period of up to 24 months, depending on what Guarantee Terms we offer. Please contact us for the Guarantee Terms currently available.

DCA Plus Fixed Option 1 [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Plus Fixed Option
Fixed Option Available, Term	6 months	[1]
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.95%
DCA Plus Fixed Option 2 [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Plus Fixed Option
Fixed Option Available, Term	12 months	[1]
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.95%

[1]	6 or 12 month terms are currently offered. However, DCA Plus provides a way to transfer amounts monthly from the DCA Plus Fixed Option to one or more Variable Investment Option(s) currently over a period of up to 24 months, depending on what Guarantee Terms we offer. Please contact us for the Guarantee Terms currently available.